OPERATING LEASES (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Rent expense of short term lease	$ 6,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	1 year	1 year	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating lease term	3 years	3 years	3 years
Zhenjiang Office Space [Member]
Property, Plant and Equipment [Line Items]
Fixed monthly lease payment	$ 2,528	¥ 17,882
Operating lease term	3 years	3 years	3 years
Server Rooms [Member]
Property, Plant and Equipment [Line Items]
Fixed monthly lease payment	$ 5,656		$ 40,000
Operating lease term	3 years	3 years	3 years
Operating lease initial direct costs	$ 5,656		$ 40,000
Dormitory Lease [Member]
Property, Plant and Equipment [Line Items]
Fixed monthly lease payment	$ 4,807		$ 34,000
Operating lease term	2 years	2 years	2 years
Operating lease initial direct costs	$ 2,404		$ 17,000